Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Curret assets
Cash and cash equivalents	$ 458	$ 1,000
Prepaid expenses	0	150
Total current assets	458	1,150
Real estate assets, at cost:
Land for sale	800,000
TOTAL ASSETS	800,458	1,150
Current liabilities
Accounts payable and accrued expenses	6,000	1,250
Loan from related party	416,350	1,300
Total current liabilities	422,350	2,550
Long-term liabilities
Bank loan	385,000
Total liabilities	807,350	5,100
Stockholder's deficit
Common stock, $0.0000005 par value; 500,000,000 shares authorized; 200,000,000 shares issued and outstanding at June 30, 2015 and December 31, 2014	100	100
Accumulated deficit	(6,992)	(1,500)
Total stockholder's deficit	(6,892)	(1,400)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 800,458	$ 3,700